Long-term investments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term investments
Impairment losses on long-term investments	¥ 46,771,435	$ 6,587,619	¥ 26,865,733	¥ 0
Underlying equities in net assets	¥ 1,303,096		48,074,531
Dividend receivable			15,000,000	15,000,000
Jiangxi Ruijing
Long-term investments
Equity interest acquired (in percentage)					15.00%
Payments to acquire cost method investment					¥ 225,000,000
Jiangxi Ruijing | Acquired equity interest through nominee arrangement
Long-term investments
Equity interest acquired (in percentage)					15.00%
Private entities
Long-term investments
Payments to acquire equity interest			¥ 315,000,000	¥ 3,500,000
Equity interest acquired (in percentage)			45.00%	20.00%
Maximum percentage of voting power of the investee				17.00%
Shenyang Tianxinhao Technology Limited
Long-term investments
Investment income | $		$ 425,843